Pension Plans and Retiree Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Pension Plans and Retiree Benefits	Pension Plans and Retiree Benefits
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

Defined Contribution Plan

AltaGas has a defined contribution (DC) pension plan for substantially all employees. The pension cost recorded for the DC plan was $22 million for the year ended December 31, 2021 (2020 - $21 million).

Defined Benefit Plans

AltaGas has several defined benefit pension plans for unionized and non-unionized employees, including one in Canada (which is comprised of five divisions) and five in the United States. The plans in the United States include a qualified, trusteed, non-contributory defined benefit pension plan, and a non-funded defined benefit restoration plan maintained by Washington Gas.

The defined benefit plans are partially funded except for three of the divisions in Canada and two plans in the United States which are fully funded.

AltaGas’ most recent actuarial valuation of the Canadian defined benefit plan for funding purposes was completed for the year ended December 31, 2019. AltaGas is required to file an actuarial valuation of its Canadian defined benefit plan with the pension regulators at least every three years. The next actuarial valuation for funding purposes is required to be completed as of a date no later than December 31, 2022, and will be filed with the pension regulators in 2023. Actuarial valuations for funding purposes are required annually for AltaGas’ U.S. defined benefit plans.

AltaGas plans to wind-up the Canadian defined benefit plan in 2022. As the decision to wind-up the plan was made in 2021, a curtailment of less than $1 million was recorded to AOCI for the year ended December 31, 2021.

Supplemental Executive Retirement Plans (SERP)

AltaGas has non-registered defined benefit plans that provide defined benefit pension benefits to eligible executives based on average earnings, years of service and age at retirement. The SERP benefits will be paid from the general revenue of the Corporation as payments come due or from the Rabbi Trusts funded as part of the WGL acquisition. Security will be provided for the SERP benefits through a letter of credit within a retirement compensation arrangement trust account.

Several executive officers of Washington Gas participate in a separate non-funded defined benefit SERP (a non-qualified pension plan). This defined benefit SERP was closed to new entrants beginning January 1, 2010.

Post-Retirement Benefit Plans

AltaGas has several post-retirement benefit plans for unionized and non-unionized employees, including one in Canada and five in the United States. The post-retirement benefit plan in Canada is limited to the payment of life insurance and an annual allocation to a Healthcare Spending Account (HSA). This benefit plan is not funded.

Post-retirement benefit plans in the United States provide certain medical, prescription drug, dental, and life insurance benefits to eligible retired employees, their spouses and covered dependents. Benefits are based on a combination of the retiree's age and years of service at retirement. For eligible Washington Gas retirees and dependents not yet receiving Medicare benefits,
Washington Gas provides medical, prescription drug, and dental benefits through Preferred Provider Organization (PPO) or Health Maintenance Organization (HMO) plans, through the Washington Gas Light Company Retiree Medical Plan. For Medicare-eligible retirees age 65 and older and their dependents, eligible retirees and dependents participate in a tax-free Health Reimbursement Account (HRA) Plan. The HRA plan provides an annual subsidy to help purchase supplemental medical, prescription drug and dental coverage in the marketplace. One of these benefit plans is partially funded, three are fully funded, and one is not funded.

Rabbi Trusts

Rabbi trusts of $18 million as at December 31, 2021 have been funded to satisfy the employee benefit obligations associated with WGL’s various pension plans (December 31, 2020 - $28 million). These balances are included in prepaid expenses and other current assets and long-term investments and other assets in the Consolidated Balance Sheets.
The following table summarizes the details of the defined benefit plans, including the SERP and post-retirement plans in Canada and the United States:

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$37	$2	$1,800	$452	$1,837	$454
Actuarial gain	(4)	—	(39)	(19)	(43)	(19)
Current service cost	4	—	23	10	27	10
Member contributions	—	—	—	2	—	2
Interest cost	1	—	49	12	50	12
Benefits paid	(4)	—	(74)	(25)	(78)	(25)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Plan amendments	—	—	—	(1)	—	(1)
Foreign exchange translation	—	—	(8)	(1)	(8)	(1)
Balance, end of year	$34	$2	$1,743	$430	$1,777	$432

Plan assets
Fair value, beginning of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Actual return on plan assets	—	—	125	67	125	67
Employer contributions	4	—	11	—	15	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(74)	(23)	(78)	(23)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(7)	—	(7)	—
Other	—	—	—	—	—	—
Foreign exchange translation	—	—	(6)	(4)	(6)	(4)
Fair value, end of year	$16	$—	$1,715	$1,058	$1,731	$1,058
Funded status	$(18)	$(2)	$(28)	$628	$(46)	$626
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation (a)
Balance, beginning of year	$36	$2	$1,725	$428	$1,761	$430
Actuarial loss (gain)	1	—	137	32	138	32
Current service cost	3	—	27	9	30	9
Member contributions	—	—	—	2	—	2
Interest cost	1	—	60	15	61	15
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(10)	(41)	(10)
Balance, end of year	$37	$2	$1,800	$452	$1,837	$454

Plan assets
Fair value, beginning of year	$15	$—	$1,504	$906	$1,519	$906
Actual return on plan assets	1	—	275	157	276	157
Employer contributions	4	—	37	—	41	—
Member contributions	—	—	—	2	—	2
Benefits paid	(4)	—	(82)	(24)	(86)	(24)
Expenses paid	—	—	(1)	—	(1)	—
Settlements	—	—	(25)	—	(25)	—
Foreign exchange translation	—	—	(41)	(25)	(41)	(25)
Fair value, end of year	$16	$—	$1,667	$1,016	$1,683	$1,016
Funded status	$(21)	$(2)	$(133)	$564	$(154)	$562
(a) For post-retirement benefit plans, the projected benefit obligation represents the accumulated benefit obligation.

For the year ended December 31, 2021, AltaGas' defined benefit and post-retirement benefit pension plans incurred actuarial gains primarily due to the increase in discount rates, which were the result of an increase in high-quality corporate bond yield curves in the Canadian and U.S. markets. For the year ended December 31, 2020, AltaGas' defined benefit plans incurred actuarial losses due to the decrease in discount rates, which were the result of a decline in high-quality corporate bond yield curves in the Canadian and U.S. markets. In 2020, AltaGas' post-retirement benefits plans also incurred actuarial losses primarily due to the previously mentioned decrease in discount rates, as well as updated census data and assumptions related to the HRA.

The following amounts were included in the Consolidated Balance Sheets:

	December 31, 2021			December 31, 2020
	Defined Benefit	Post- Retirement Benefits	Total	Defined Benefit	Post-Retirement Benefits	Total
Prepaid post-retirement benefits	$37	$637	$674	$—	$572	$572
Accounts payable and accrued liabilities (a)	(8)	—	(8)	(9)	—	(9)
Future employee obligations	(75)	(11)	(86)	(145)	(10)	(155)
	$(46)	$626	$580	$(154)	$562	$408
(a) Account balances on the Consolidated Balance Sheets also include certain non-pension related amounts.
The accumulated benefit obligation for all defined benefit plans were:

As at	December 31, 2021		December 31, 2020
	Canada	United States	Canada	United States
Accumulated benefit obligation (a)	$33	$1,659	$36	$1,704
(a)Accumulated benefit obligation differs from projected benefit obligation in that it does not include an assumption with respect to future compensation levels.

For those pension plans where the projected benefit obligation exceeded the fair value of plan assets as at December 31, 2021, the cumulative obligation and asset balances were:

As at	December 31, 2021		December 31, 2020
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Projected benefit obligation	$375	$14	$1,824	$14
Plan assets	$289	$3	$1,670	$3

For those pension plans where the accumulated benefit obligation exceeded the fair value of plan assets as at December 31, 2021, the cumulative obligation and asset balances were:

As at	December 31, 2021		December 31, 2020
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Accumulated benefit obligation	$221	$14	$427	$14
Plan assets	$158	$3	$329	$3

The following amounts were recorded in other comprehensive income (loss) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Past service cost	$—	$—	$—	$(2)	$—	$(2)
Net actuarial gain (loss)	(5)	(1)	4	(6)	(1)	(7)
Recognized in AOCI pre-tax	$(5)	$(1)	$4	$(8)	$(1)	$(9)
Increase (decrease) by the amount included in deferred tax liabilities	1	—	(1)	2	—	2
Net amount in AOCI after-tax	$(4)	$(1)	$3	$(6)	$(1)	$(7)

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service cost	$—	$—	$—	$(3)	$—	$(3)
Net actuarial gain (loss)	(9)	(1)	6	(8)	(3)	(9)
Recognized in AOCI pre-tax	$(9)	$(1)	$6	$(11)	$(3)	$(12)
Increase (decrease) by the amount included in deferred tax liabilities	2	—	(2)	3	—	3
Net amount in AOCI after-tax	$(7)	$(1)	$4	$(8)	$(3)	$(9)
The following amounts were recorded in a regulatory asset (liability) and have not yet been recognized in net periodic benefit cost:

Year Ended December 31, 2021	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(77)	$—	$(77)
Net actuarial gain	—	—	(26)	(289)	(26)	(289)
Recognized in regulatory liability	$—	$—	$(26)	$(366)	$(26)	$(366)

Year Ended December 31, 2020	Canada		United States		Total
	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits	Defined Benefit	Post- Retirement Benefits
Past service credit	$—	$—	$—	$(94)	$—	$(94)
Net actuarial loss (gain)	—	—	68	(241)	68	(241)
Recognized in regulatory asset (liability)	$—	$—	$68	$(335)	$68	$(335)
The costs of the defined benefit and post-retirement benefit plans are based on Management's estimate of the future rate of return on the fair value of pension plan assets, salary escalations, mortality rates and other factors affecting the payment of future benefits.

The net pension expense by plan was as follows:

	Year Ended December 31, 2021
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$4	$—	$23	$10	$27	$10
Interest cost (b)	1	—	49	12	50	12
Expected return on plan assets (b)	(1)	—	(76)	(34)	(77)	(34)
Amortization of past service credit (b)	—	—	—	(18)	—	(18)
Amortization of net actuarial loss (gain) (b)	1	—	6	(6)	7	(6)
Plan settlements (b)	—	—	2	—	2	—
Net benefit cost (income) recognized	$5	$—	$4	$(36)	$9	$(36)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.

	Year Ended December 31, 2020
	Canada		United States		Total
	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Current service cost (a)	$3	$—	$27	$9	$30	$9
Interest cost (b)	1	—	60	15	61	15
Expected return on plan assets (b) (c)	(1)	—	(81)	(40)	(82)	(40)
Amortization of past service credit (b)	—	—	—	(19)	—	(19)
Amortization of net actuarial loss (gain) (b) (c)	1	—	10	(5)	11	(5)
Plan settlements (b)	—	—	7	—	7	—
Net benefit cost (income) recognized	$4	$—	$23	$(40)	$27	$(40)
(a)Recorded under the line item “operating and administrative” expenses on the Consolidated Statements of Income.
(b)Recorded under the line item “other income” on the Consolidated Statements of Income.
(c)Includes the impact of the voluntary change in accounting principle implemented in 2020. Refer to Note 2 for additional information.

The objective for fund returns for the Canadian defined benefit pension plan is a liability-matching fixed income portfolio that is constructed to have similar characteristics as the liabilities of the pension plan. The liability-matching fixed income portfolio is determined as the combination of fixed income indices that exhibit the same sensitivity to real and nominal interest rate changes as the liabilities of the pension plan.

The objective for fund returns for the pension plans in the United States, over three to five-year periods, is the sum of two components - a passive component, which is the benchmark index market returns for the asset mix in effect, plus the added value expected from active management, if applicable to the fund. It is the Corporation’s belief that the potential additional returns justify the additional risk associated with active management. The risk inherent in the investment strategy over a market cycle (a three-to five-year period) is two-fold. There is a risk that the market returns, as measured by the benchmark returns, will not be in line with expectations. The other risk is that the expected added value of active management over passive management will not be realized over the time period prescribed in each fund manager's mandate. There is also the risk of annual volatility in returns, which means that in any one year the actual return may be very different from the expected return.

Cash and money market investments may be held from time to time as short-term investment decisions at the discretion of the fund manager(s) within the constraints prescribed by their mandate(s).

The Corporation's target asset mix for the Canadian defined benefit plan is 100 percent fixed income assets. The target asset mix for SEMCO plans is 33 percent fixed income assets, for WGL plans is 50 percent to 70 percent fixed income assets. These objectives have taken into account the nature of the liabilities and the risk-reward tolerance of the Corporation.
The collective investment mixes for the plans are as follows as at December 31, 2021:

Canada	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$2	$2	$—	13
Fixed income	14	14	—	87
	$16	$16	$—	100

United States	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$8	$8	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	350	350	—	13
Fixed income	1,074	148	926	39
Derivatives	6	—	6	—
Other (b)	17	—	17	1
Total investments in the fair value hierarchy	$1,457	$508	$949	53
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds (d)	$760			27
Private equity/limited partnership (e)	46			2
Pooled separate accounts (f)	38			1
Collective trust fund (g)	467			17
Total fair value of plan investments	$2,768			100
Net receivable (h)	5			—
	$2,773			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2021, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2021, investments in commingled funds consisted of approximately 51 percent common stock of large-cap U.S. companies, 21 percent U.S. Government fixed income securities, and 28 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2021, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2021, investments in pooled separate accounts consisted of 100 percent income producing properties located in the United States.
(g)As at December 31, 2021, investments in collective trust funds consisted primarily of 91 percent common stock of U.S, companies, and 9 percent income producing properties located in the United States.
(h)As at December 31, 2021, this net receivable primarily represents pending trades for investments sold and interest receivable net of pending trades for investments purchased.

Total	Fair value	Level 1	Level 2	Percentage of Plan Assets (%)
Cash and short-term equivalents	$10	$10	$—	—
Canadian equities	2	2	—	—
Foreign equities (a)	350	350	—	13
Fixed income	1,088	162	926	39
Derivatives	6	—	6	—
Other (b)	17	—	17	1
Total investments in the fair value hierarchy	$1,473	$524	$949	53
Investments measured at net asset value using the NAV practical expedient (c)
Commingled funds(d)	$760			27
Private equity/limited partnership (e)	46			2
Pooled separate accounts (f)	38			1
Collective trust fund (g)	467			17
Total fair value of plan investments	$2,784			100
Net receivable (h)	5			—
	$2,789			100
(a)Investments in foreign equities include U.S. and international securities.
(b)As at December 31, 2021, these investments consisted primarily of non-U.S. government bonds.
(c)In accordance with ASC Topic 820, these investments are measured at fair value using net asset value (NAV) per share as a practical expedient and, therefore, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliations of the fair value hierarchy to the statements of net assets available for plan benefits.
(d)As at December 31, 2021, investments in commingled funds consisted of approximately 51 percent common stock of large-cap U.S. companies, 21 percent U.S. Government fixed income securities, and 28 percent corporate bonds for WGL’s post-retirement benefit plans.
(e)As at December 31, 2021, investments in a private equity/limited partnership consisted of common stock of international companies.
(f)As at December 31, 2021, investments in pooled separate accounts consisted of 100 percent income producing properties located in the United States.
(g)As at December 31, 2021, investments in collective trust funds consisted primarily of 91 percent common stock of U.S, companies, and 9 percent income producing properties located in the United States.
(h)As at December 31, 2021, this net receivable primarily represents pending trades for investments sold and interest receivable net of pending trades for investments purchased.

Year Ended December 31	2021		2020
Significant actuarial assumptions used in measuring net benefit plan costs	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	1.90 - 2.85	2.50 - 3.10	2.30 - 3.50	3.10 - 3.60
Expected long-term rate of return on plan assets (%) (a)	4.75 - 7.00	3.37 - 7.00	5.25 - 7.05	4.03 - 7.05
Rate of compensation increase (%)	1.00 - 4.00	2.50 - 3.00	2.75 - 4.00	3.50
(a)Only applicable for funded plans

As at December 31	2021		2020
Significant actuarial assumptions used in measuring benefit obligations	Defined Benefit	Post-Retirement Benefits	Defined Benefit	Post-Retirement Benefits
Discount rate (%)	2.50 - 3.10	3.10	1.90 - 2.80	2.50 - 2.90
Rate of compensation increase (%)	2.50 - 4.00	3.00	1.73 - 3.93	2.50 - 3.00

The expected rate of return on assets is based on the current level of expected returns on risk free investments, the historical level of risk premium associated with other asset classes in which the portfolio is invested, and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected rate of return on assets assumption for the portfolio.

The discount rate is based on yields available on high-quality long-term corporate bonds, with maturities matching the estimated timing and amount of expected benefit payments.

The estimates for health care benefits take into consideration increased health care benefits due to aging and cost increases in the future. The assumed health care cost trend rate used to measure the expected cost of benefits for the next year was between 2.5 and 6.0 percent. The health care cost trend rates were assumed to decline to between 2.5 and 4.5 percent by 2028.
The following table shows the expected cash flows for defined benefit pension and other post-retirement plans:

	Defined Benefit	Post-Retirement Benefits
Expected employer contributions:
2022	$12	$—
Expected benefit payments:
2022	$91	$22
2023	$88	$21
2024	$89	$21
2025	$90	$21
2026	$91	$21
2027 - 2031	$468	$110